UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Corporate Bonds (22.5%)
	Consumer Discretionary (5.1%)
600,000	Altice Luxembourg, SA*^~ 7.750%, 05/15/22	$637,500
960,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	994,800
611,000	Century Communities, Inc.µ 6.875%, 05/15/22	629,712
750,000	Charter Communications Operating, LLC / Charter Communications Operating Capitalµ 4.908%, 07/23/25	787,500
556,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	630,365
950,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	1,009,375
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,581,750
800,000	6.750%, 06/01/21	861,000
680,000	5.125%, 05/01/20	700,825
	GameStop Corp.*µ
500,000	5.500%, 10/01/19	515,313
175,000	6.750%, 03/15/21	178,281
759,000	Golden Nugget, Inc.* 8.500%, 12/01/21	814,502
1,000,000	Goodyear Tire & Rubber Companyµ 7.000%, 05/15/22	1,048,125
	L Brands, Inc.µ
1,730,000	6.950%, 03/01/33	1,687,831
165,000	5.625%, 02/15/22	173,456
2,000,000	Liberty Interactive, LLC^ 8.500%, 07/15/29	2,226,250
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,506,263
800,000	7.150%, 04/15/20	877,500
200,000	PetSmart, Inc.*^ 7.125%, 03/15/23	196,750
600,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	637,500
1,710,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	2,064,825
412,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	431,055
	Service Corp. International
1,000,000	8.000%, 11/15/21	1,166,250
295,000	5.375%, 05/15/24µ	310,119
	SFR Group, SA*
800,000	6.000%, 05/15/22µ	824,500
200,000	7.375%, 05/01/26	205,500
1,000,000	Time, Inc.*µ 5.750%, 04/15/22	1,028,125
1,200,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,221,750
		24,946,722
	Consumer Staples (0.7%)
675,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	592,734

PRINCIPAL AMOUNT		VALUE
1,600,000	JBS USA LUX SA*~ 5.750%, 06/15/25	$1,647,000
553,000	Post Holdings, Inc.*µ 7.750%, 03/15/24	613,139
650,000	The Nature's Bounty Co.* 7.625%, 05/15/21	684,938
		3,537,811
	Energy (4.2%)
620,000	Antero Midstream Partners, LP / Antero Midstream Finance Corp.* 5.375%, 09/15/24	634,725
1,776,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	1,680,540
400,000	Bill Barrett Corp. 7.000%, 10/15/22	398,500
2,500,000	Calfrac Holdings, LP* 7.500%, 12/01/20	2,326,562
	Carrizo Oil & Gas, Inc.µ
750,000	7.500%, 09/15/20	779,063
425,000	6.250%, 04/15/23	436,953
1,828,000	Cimarex Energy Companyµ 5.875%, 05/01/22	1,899,219
1,160,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	593,050
	Energy Transfer Equity, LPµ
500,000	5.875%, 01/15/24	535,625
300,000	5.500%, 06/01/27	311,625
1,050,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	599,813
	Gulfport Energy Corp.*
325,000	6.375%, 05/15/25	334,141
305,000	6.000%, 10/15/24	311,291
1,500,000	MPLX, LPµ 4.875%, 06/01/25	1,577,242
955,000	Oasis Petroleum, Inc.µ 6.500%, 11/01/21	977,681
1,410,000	Pacific Drilling, SA*^ 5.375%, 06/01/20	714,694
400,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	381,750
255,000	Rice Energy, Inc.µ 7.250%, 05/01/23	275,559
4,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,092,500
750,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	753,750
680,543	W&T Offshore, Inc.* 9.000%, 05/15/20	568,253
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	727,125
		20,909,661
	Financials (1.5%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	2,997,159
600,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	606,375
325,000	Lions Gate Entertainment Corp.*^~ 5.875%, 11/01/24	331,094
2,600,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,687,711

See accompanying Notes to Schedule of Investments

1

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
865,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	$834,184
		7,456,523
	Health Care (2.1%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	1,996,250
1,810,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	1,492,119
419,000	Endo International, PLC*µ‡ 7.250%, 01/15/22	382,076
825,000	Endo, Ltd.*~ 6.000%, 07/15/23	706,406
1,500,000	Grifols Worldwide Operations, Ltd.~µ 5.250%, 04/01/22	1,557,188
795,000	HCA Holdings, Inc. 5.875%, 05/01/23	849,656
330,000	Hologic, Inc.*µ 5.250%, 07/15/22	345,675
750,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	663,281
1,400,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	1,325,625
325,000	Valeant Pharmaceuticals International, Inc.* 7.000%, 10/01/20	296,156
600,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	593,250
		10,207,682
	Industrials (2.5%)
450,000	ACCO Brands Corp.* 5.250%, 12/15/24	453,094
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~µ 5.000%, 10/01/21	1,491,000
165,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	166,856
750,000	Garda World Security Corp.* 7.250%, 11/15/21	718,125
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,614,150
175,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	177,625
	IHO Verwaltungs GmbH*µ
200,000	4.500%, 09/15/23	198,250
200,000	4.125%, 09/15/21	202,125
	Meritor, Inc.µ
980,000	6.750%, 06/15/21	1,014,300
560,000	6.250%, 02/15/24	564,550
	Michael Baker International, LLC*
621,000	8.250%, 10/15/18µ	627,986
500,690	8.875%, 04/15/19	476,594
700,000	Navistar International Corp. 8.250%, 11/01/21	707,438
660,000	Terex Corp. 6.000%, 05/15/21	680,437
1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,469,125
	United Rentals North America, Inc.µ
1,434,000	7.625%, 04/15/22	1,505,700

PRINCIPAL AMOUNT		VALUE
415,000	6.125%, 06/15/23	$438,603
		12,505,958
	Information Technology (3.3%)
553,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	570,956
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22	1,983,125
707,000	6.625%, 06/01/21	727,768
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,419,625
1,090,000	Cardtronics, Inc.µ 5.125%, 08/01/22	1,107,712
75,000	CBS Radio, Inc.* 7.250%, 11/01/24	78,281
257,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	262,943
860,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	916,975
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,207,500
	Nuance Communications, Inc.*µ
430,000	5.625%, 12/15/26	429,463
420,000	6.000%, 07/01/24	431,025
249,000	5.375%, 08/15/20	255,536
500,000	NXP Semiconductors, NV*~µ 5.750%, 02/15/21	515,938
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,097,500
		16,004,347
	Materials (0.9%)
725,000	Arconic, Inc.µ 5.125%, 10/01/24	754,000
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	238,380
227,000	6.750%, 02/15/20~	233,243
400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	400,750
1,150,000	New Gold, Inc.*µ 7.000%, 04/15/20	1,170,844
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	440,475
1,300,000	Trinseo Materials Operating, SCA*µ 6.750%, 05/01/22	1,369,062
		4,606,754
	Real Estate (0.2%)
	DuPont Fabros Technology, LPµ
520,000	5.875%, 09/15/21	543,725
300,000	5.625%, 06/15/23	312,375
90,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	94,387
		950,487
	Telecommunication Services (1.7%)
	CenturyLink, Inc.µ
666,000	6.750%, 12/01/23	687,229
125,000	7.500%, 04/01/24	132,734
	CSC Holdings, LLC*µ
400,000	10.875%, 10/15/25	477,000
200,000	10.125%, 01/15/23	232,375
200,000	5.500%, 04/15/27	203,125

See accompanying Notes to Schedule of Investments

2

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Frontier Communications Corp.
1,563,000		7.625%, 04/15/24	$1,383,255
440,000		11.000%, 09/15/25^~	446,050
75,000		10.500%, 09/15/22µ	78,469
441,000		Intelsat Jackson Holdings, SA*^~ 8.000%, 02/15/24	457,813
		Sprint Corp.
1,850,000		7.875%, 09/15/23µ	2,024,594
420,000		7.125%, 06/15/24^	443,362
1,530,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	1,628,494
			8,194,500
	Utilities (0.3%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,185,187
454,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	476,133
			1,661,320

	Total Corporate Bonds (Cost $110,360,935)		110,981,765

Convertible Bonds (34.2%)
	Consumer Discretionary (6.9%)
1,500,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	1,824,337
670,000		CalAtlantic Group, Inc.µ 1.250%, 08/01/32	691,075
		Ctrip.com International, Ltd.
3,070,000		1.000%, 07/01/20	3,233,923
2,345,000		1.250%, 10/15/18	2,849,796
2,987,000		DISH Network Corp.*µ 3.375%, 08/15/26	3,490,474
200,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	1,849,140
850,000		Horizon Global Corp. 2.750%, 07/01/22	893,562
3,300,000		Liberty Interactive, LLC*µ 1.750%, 09/30/46	3,717,400
		Liberty Media Corp.
1,600,000		2.250%, 09/30/46*µ	1,715,016
1,550,000		1.375%, 10/15/23	1,674,356
850,000		Liberty Media Corp./Liberty Formula One*µ 1.000%, 01/30/23	864,463
650,000		Macquarie Infrastructure Corp. 2.000%, 10/01/23	638,476
3,555,000		Priceline Group, Inc.^ 0.900%, 09/15/21	3,844,573
1,240,000	EUR	SEB, SA 0.000%, 11/17/21	2,428,291
3,700,000		Tesla Motors, Inc.^µ 1.250%, 03/01/21	3,484,937
850,000		World Wrestling Entertainment, Inc.*µ 3.375%, 12/15/23	855,606
			34,055,425
	Energy (1.3%)
3,300,000		Nabors Industries, Inc.* 0.750%, 01/15/24	3,342,504
850,000		Newpark Resources, Inc.* 4.000%, 12/01/21	931,626

PRINCIPAL AMOUNT			VALUE
302,000		SM Energy Company 1.500%, 07/01/21	$331,255
1,200,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	1,559,721
			6,165,106
	Financials (2.8%)
1,700,000		Ares Capital Corp.*µ 3.750%, 02/01/22	1,683,085
2,500,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	3,318,217
6,500,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	7,490,371
1,970,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	1,553,079
			14,044,752
	Health Care (2.7%)
1,757,000		BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	2,126,620
950,000		Emergent Biosolutions, Inc.^µ 2.875%, 01/15/21	1,165,137
1,625,000		Evolent Health, Inc.* 2.000%, 12/01/21	1,752,116
455,000		Incyte Corp.µ 1.250%, 11/15/20	1,099,712
1,635,000		Insulet Corp.* 1.250%, 09/15/21	1,617,563
1,650,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	1,641,775
1,250,000		Ironwood Pharmaceuticals, Inc.µ 2.250%, 06/15/22	1,395,862
1,080,000		Medidata Solutions, Inc.µ 1.000%, 08/01/18	1,164,488
925,000		NuVasive, Inc.*µ 2.250%, 03/15/21	1,224,053
			13,187,326
	Industrials (3.1%)
593,000		Air Lease Corp.^µ 3.875%, 12/01/18	829,115
1,052,000		Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	1,090,577
2,300,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	2,754,863
2,125,000		Dycom Industries, Inc.µ 0.750%, 09/15/21	2,315,857
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	1,759,266
240,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	2,146,778
2,500,000	EUR	Safran, SA 0.000%, 12/31/20	2,542,945
1,600,000		Tutor Perini Corp.*µ 2.875%, 06/15/21	1,921,720
			15,361,121
	Information Technology (12.6%)
815,000		Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	1,214,146

See accompanying Notes to Schedule of Investments

3

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
3,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	$3,477,844
1,500,000	EUR	BE Semiconductor Industries, NV 2.500%, 12/02/23	1,668,729
1,500,000		Ciena Corp.*^µ 3.750%, 10/15/18	2,025,007
1,000,000		Citrix Systems, Inc.µ 0.500%, 04/15/19	1,157,880
1,585,000		Cypress Semiconductor Corp.*µ 4.500%, 01/15/22	1,821,403
678,000		Euronet Worldwide, Inc.µ 1.500%, 10/01/44	775,035
		Finisar Corp.
3,300,000		0.500%, 12/15/36*	3,329,370
825,000		0.500%, 12/15/33µ	962,577
		FireEye, Inc.
1,600,000		1.000%, 06/01/35^	1,479,776
1,271,000		1.625%, 06/01/35	1,136,471
1,600,000		Inphi Corp.*µ 0.750%, 09/01/21	1,729,320
3,300,000		Intel Corp.µ 3.250%, 08/01/39	5,874,148
1,200,000		Knowles Corp.*µ 3.250%, 11/01/21	1,465,764
1,500,000		Mentor Graphics Corp.µ 4.000%, 04/01/31	2,792,752
2,900,000		Microchip Technology, Inc.µ 1.625%, 02/15/25	3,948,509
1,325,000		Nice Systems, Inc.* 1.250%, 01/15/24	1,414,908
675,000		Novellus Systems, Inc.~µ 2.625%, 05/15/41	2,290,248
2,835,000		NXP Semiconductors, NVµ 1.000%, 12/01/19	3,225,153
2,930,000		ON Semiconductor Corp.^ 1.000%, 12/01/20	3,060,898
470,000		Palo Alto Networks, Inc.µ 0.000%, 07/01/19	670,039
1,600,000		Rovi Corp. 0.500%, 03/01/20	1,583,744
2,745,000		Salesforce.com, Inc.^µ 0.250%, 04/01/18	3,471,629
1,449,000		ServiceNow, Inc.^µ 0.000%, 11/01/18	1,926,895
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20*	61,737
275,000		2.000%, 10/01/18	5,628
975,000		Synchronoss Technologies, Inc.^µ 0.750%, 08/15/19	1,020,328
1,625,000		Teradyne, Inc.*µ 1.250%, 12/15/23	1,837,127
2,250,000		Twitter, Inc.^ 1.000%, 09/15/21	2,056,972
1,300,000		Veeco Instruments, Inc. 2.700%, 01/15/23	1,272,395
		WebMD Health Corp.
1,200,000		2.625%, 06/15/23*	1,136,358
715,000		2.500%, 01/31/18µ	735,385
1,575,000		Workday, Inc.µ 0.750%, 07/15/18	1,820,535
			62,448,710
	Materials (1.0%)
2,400,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	3,818,958

PRINCIPAL AMOUNT			VALUE
806,000		Cemex, SAB de CV 3.750%, 03/15/18	$965,096
			4,784,054
	Real Estate (2.1%)
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	3,906,765
1,100,000		Colony Starwood Homesµ 3.000%, 07/01/19	1,247,768
1,400,000		Empire State Realty OP, LP*µ 2.625%, 08/15/19	1,593,844
1,300,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	1,411,160
1,100,000		IAS Operating Partnership, LP* 5.000%, 03/15/18	1,119,300
1,000,000		Starwood Property Trust, Inc.^µ 4.550%, 03/01/18	1,085,180
			10,364,017
	Telecommunication Services (1.7%)
3,200,000	EUR	América Móvil, SAB de CV 0.000%, 05/28/20	3,341,953
4,600,000		Telenor East Holding II AS 0.250%, 09/20/19	5,200,300
			8,542,253

	Total Convertible Bonds (Cost $169,546,604)		168,952,764

U.S. Government and Agency Security (0.1%)
300,000		United States Treasury Note~ 0.875%, 11/15/17 (Cost $300,010)	300,240

NUMBER OF SHARES			VALUE
Convertible Preferred Stocks (9.6%)
	Consumer Staples (0.6%)
16,750		Bunge, Ltd.µ 4.875%	1,676,394
10,000		Post Holdings, Inc.µ 5.250%	1,472,457
			3,148,851
	Energy (0.8%)
11,300		CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)µ‡§ 4.184%	789,175
35,500		Hess Corp.µ 8.000%	2,289,395
50,000		Southwestern Energy Companyµ 6.250%	1,106,500
			4,185,070
	Financials (0.7%)
65,000		Affiliated Managers Group, Inc.^µ 5.150%	3,692,091
	Health Care (1.7%)
4,870		Allergan, PLCµ 5.500%	3,854,556

See accompanying Notes to Schedule of Investments

4

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
53,075		Anthem, Inc.µ 5.250%	$2,570,953
3,000		Teva Pharmaceutical Industries, Ltd. 7.000%	1,849,800
			8,275,309
	Industrials (0.4%)
32,500		Rexnord Corp.µ 5.750%	1,725,100
	Information Technology (0.7%)
16,200		Belden, Inc.µ 6.750%	1,734,372
15,000		MTS Systems Corp. 8.750%	1,957,852
			3,692,224
	Materials (0.2%)
21,500		Arconic, Inc.µ 5.375%	788,405
	Real Estate (0.9%)
19,600		American Tower Corp.µ 5.250%	1,999,396
39,750		Welltower, Inc. 6.500%	2,384,602
			4,383,998
	Telecommunication Services (1.8%)
51,970		Alibaba Exchangeable (Softbank)*§ 5.750%	6,427,390
24,900		T-Mobile USA, Inc.µ 5.500%	2,543,784
			8,971,174
	Utilities (1.8%)
55,000		Dominion Resources, Inc.µ 6.375%	2,784,650
19,700		DTE Energy Companyµ 6.500%	1,036,435
40,000		Exelon Corp.µ 6.500%	1,982,800
16,700		Great Plains Energy, Inc.µ 7.000%	855,541
36,000		NextEra Energy, Inc.µ 6.371%	2,121,120
			8,780,546

		Total Convertible Preferred Stocks (Cost $45,162,524)	47,642,768

Common Stocks (69.6%)
	Consumer Discretionary (9.2%)
1,775		Advance Auto Parts, Inc.	291,526
2,600		Amazon.com, Inc.#	2,141,048
38,500		Carnival Corp.^µ	2,132,130
28,000		Comcast Corp. - Class A	2,111,760
38,100	EUR	Daimler, AG	2,865,382
21,800		Delphi Automotive, PLC	1,527,308
2,500	JPY	Fast Retailing Co., Ltd.	786,288
100,000		Ford Motor Company^	1,236,000

NUMBER OF SHARES			VALUE
12,015		Home Depot, Inc.µ	$1,653,024
10,800	KRW	Hyundai Motor Company	1,300,193
10,000		Lowe's Companies, Inc.µ	730,800
10,800		McDonald's Corp.	1,323,756
18,500	ZAR	Naspers, Ltd. - Class N	2,947,271
88,075		Newell Rubbermaid, Inc.^~µ	4,168,590
14,000		Nike, Inc. - Class B^µ	740,600
83,000	JPY	Panasonic Corp.	863,610
23,510	DKK	Pandora, A/S	3,080,958
9,000	EUR	Porsche Automobil Holding, SE	541,379
450		Priceline Group, Inc.µ#	708,809
29,000		Starbucks Corp.^µ	1,601,380
29,300		Time Warner, Inc.~µ	2,837,705
15,000		TJX Companies, Inc.	1,123,800
52,600	JPY	Toyota Motor Corp.	3,058,840
16,245		Walt Disney Companyµ	1,797,509
9,000		Whirlpool Corp.µ	1,574,010
16,000	GBP	Whitbread, PLC	792,033
35,000	EUR	Wolters Kluwer, NV	1,338,460
			45,274,169
	Consumer Staples (6.7%)
29,900	EUR	Anheuser-Busch InBev SA	3,122,099
33,620	GBP	British American Tobacco, PLC	2,075,292
39,000		Coca-Cola Company	1,621,230
20,175		Costco Wholesale Corp.^	3,307,691
160,800	GBP	Diageo, PLC	4,466,679
24,000		Mondelez International, Inc. - Class A	1,062,720
41,900	CHF	Nestlé, SA	3,069,784
11,000		Philip Morris International, Inc.^µ	1,057,430
26,000		Procter & Gamble Company~µ	2,277,600
67,000	JPY	Seven & I Holdings Company, Ltd.	2,675,201
85,590	EUR	Unilever, NV	3,471,685
790,000	MXN	Wal-Mart de Mexico SAB de CV	1,397,895
32,000		Wal-Mart Stores, Inc.µ	2,135,680
18,000		Walgreens Boots Alliance, Inc.^µ	1,474,920
			33,215,906
	Energy (5.1%)
875,000	GBP	BP, PLC	5,225,968
19,500		Chevron Corp.^µ	2,171,325
40,000		ConocoPhillips^µ	1,950,400
23,500		Devon Energy Corp.	1,070,190
7,350		EOG Resources, Inc.	746,613
40,500		Exxon Mobil Corp.	3,397,545
24,000		Noble Corp., PLC^µ	162,000
3,400		Pioneer Natural Resources Company	612,782
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	2,232,113
17,074		Schlumberger, Ltd.^µ	1,429,265
2,962		Southwestern Energy Company^#	26,688
73,000	CAD	Suncor Energy, Inc.µ	2,264,192
74,000	EUR	TOTAL, SA	3,744,043
			25,033,124
	Financials (9.6%)
312,200	HKD	AIA Group, Ltd.	1,943,479
9,900		American Express Company^	756,162
24,085		American International Group, Inc.~	1,547,702
39,600		Axis Bank, Ltd.	1,366,200
133,000	EUR	Azimut Holding, S.p.A^	2,393,234
105,000		Bank of America Corp.	2,377,200
16,650		Bank of New York Mellon Corp.	744,754

See accompanying Notes to Schedule of Investments

5

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
10,335		BB&T Corp.^	$477,374
73,500		Citigroup, Inc.	4,103,505
58,500	CHF	Credit Suisse Group, AG#	893,010
576,000	JPY	Daiwa Securities Group, Inc.	3,672,738
29,000	EUR	Deutsche Boerse, AG#	2,668,480
15,500		Discover Financial Services	1,073,840
213,100	MXN	Grupo Financiero Banorte, SAB de CV	1,021,380
19,000		Hartford Financial Services Group, Inc.^µ	925,490
102,400	GBP	HSBC Holdings, PLC	873,567
103,700	EUR	ING Groep, NV	1,489,749
20,000		Intercontinental Exchange, Inc.~µ	1,167,200
468,900	EUR	Intesa Sanpaolo, S.p.A	1,101,381
45,050		JPMorgan Chase & Company^µ	3,812,581
99,000		Manulife Financial Corp.µ	1,896,840
86,477		MetLife, Inc.^µ	4,705,214
11,300		Morgan Stanley	480,137
4,300		PNC Financial Services Group, Inc.µ	517,978
98,000	CAD	Power Financial Corp.µ	2,546,305
8,500		Prudential Financial, Inc.µ	893,435
40,335		Wells Fargo & Companyµ	2,272,071
			47,721,006
	Health Care (7.7%)
17,000		Abbott Laboratories	710,090
17,000		AbbVie, Inc.~	1,038,870
2,900		Aetna, Inc.	343,969
9,750		Amgen, Inc.	1,527,630
16,175		Baxter International, Inc.	774,944
1,885		Biogen, Inc.#	522,597
8,700		Cardinal Health, Inc.	652,152
11,350		Celgene Corp.^µ#	1,318,303
148,300	JPY	Chugai Pharmaceutical Company, Ltd.	4,358,332
3,175		Edwards Lifesciences Corp.^#	305,562
11,200		Gilead Sciences, Inc.^µ	811,440
62,500	GBP	Hikma Pharmaceuticals, PLC^	1,439,573
26,700		Johnson & Johnson^µ	3,023,775
42,000		Medtronic, PLC	3,192,840
26,289		Merck & Company, Inc.	1,629,655
36,455	CHF	Novartis, AG	2,691,383
27,000	DKK	Novo Nordisk, A/S - Class Bµ	975,773
95,800		Pfizer, Inc.	3,039,734
11,800	CHF	Roche Holding, AG	2,795,991
6,635		Stryker Corp.^	819,622
2,655		Thermo Fisher Scientific, Inc.^	404,595
48,733	EUR	UCB, SA	3,365,995
12,585		UnitedHealth Group, Inc.~µ	2,040,029
4,415		Zimmer Biomet Holdings, Inc.^	522,427
			38,305,281
	Industrials (10.0%)
190,000	CHF	ABB, Ltd.#	4,527,860
36,500	EUR	Airbus Group, SEµ	2,474,152
37,029	EUR	ALSTOM#	1,050,676
610,000	GBP	BAE Systems, PLC	4,480,263
5,900		Boeing Company	964,178
194,572	HKD	CK Hutchison Holdings, Ltd.	2,343,471
24,000		CSX Corp.	1,113,360
7,900		Cummins, Inc.	1,161,379
8,600		Delta Air Lines, Inc.	406,264
15,125		Eaton Corp., PLC	1,070,547
27,900	JPY	FANUC Corp.	5,477,518

NUMBER OF SHARES			VALUE
11,000		Fortune Brands Home & Security, Inc.	$606,430
242,500		General Electric Company	7,202,250
34,000		Honeywell International, Inc.^µ	4,022,880
75,000	JPY	Komatsu, Ltd.	1,775,897
5,650		Northrop Grumman Corp.µ	1,294,302
27,402	EUR	Safran, SA	1,857,492
29,725	EUR	Schneider Electric, SE	2,126,944
21,750		Southwest Airlines Companyµ	1,137,742
19,000		Union Pacific Corp.	2,025,020
8,000		United Parcel Service, Inc. - Class B^µ	873,040
15,186		United Technologies Corp.µ	1,665,449
			49,657,114
	Information Technology (14.4%)
4,375		Alphabet, Inc. - Class A#	3,588,331
6,266		Alphabet, Inc. - Class C^µ#	4,992,686
87,615		Apple, Inc.	10,632,080
23,825		Applied Materials, Inc.	816,006
11,000	EUR	ASML Holding, NV	1,335,662
21,700		Baidu, Inc.#	3,799,019
8,675		Broadcom, Ltd.	1,730,663
60,000	JPY	Canon, Inc.	1,775,183
2,900	CAD	Constellation Software, Inc.	1,309,831
15,775		Facebook, Inc. - Class A#	2,055,798
85,000	CHF	Logitech International, SAµ	2,434,391
17,100		MasterCard, Inc. - Class Aµ	1,818,243
45,000		Micron Technology, Inc.µ#	1,084,950
57,000		Microsoft Corp.^µ	3,685,050
20,400	JPY	Nintendo Company, Ltd.µ	4,175,510
580,000	EUR	Nokia Corp.	2,604,297
30,000		NVIDIA Corp.^	3,275,400
9,825		QUALCOMM, Inc.µ	524,950
16,000		Salesforce.com, Inc.µ#	1,265,600
20,350	EUR	SAP SE	1,861,012
693,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,101,050
50,500	CHF	Temenos Group, AG#	3,672,020
213,200	HKD	Tencent Holdings, Ltd.	5,616,528
15,000		Texas Instruments, Inc.µ	1,133,100
41,000	EUR	United Internet, AG^	1,718,174
			71,005,534
	Materials (2.9%)
154,000	CAD	Barrick Gold Corp.^	2,837,979
38,750	EUR	CRH, PLC	1,344,071
41,000		Dow Chemical Company	2,444,830
135,000	CAD	Goldcorp, Inc.µ	2,182,824
160,000	AUD	Newcrest Mining, Ltd.	2,623,868
51,000	GBP	Rio Tinto, PLCµ	2,259,451
280,000	CAD	Yamana Gold, Inc.µ	925,264
			14,618,287
	Real Estate (1.2%)
18,917		Crown Castle International Corp.^µ	1,661,480
81,000	JPY	Mitsui Fudosan Company, Ltd.	1,870,063
63,560	EUR	Vonovia, SE	2,082,411
3,500		Welltower, Inc.	232,050
			5,846,004
	Telecommunication Services (2.5%)
86,500		América Móvil, SAB de CV - Series L^µ	1,090,765

See accompanying Notes to Schedule of Investments

6

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
50,000		AT&T, Inc.^	$2,108,000
42,100	JPY	Nippon Telegraph & Telephone Corp.	1,859,655
96,000	EUR	Orange, SA	1,490,346
36,000	JPY	SoftBank Group Corp.	2,773,432
1,176,545	GBP	Vodafone Group, PLCµ	2,881,983
			12,204,181
	Utilities (0.3%)
45,801	EUR	Engie	547,078
10,500		Exelon Corp.	376,740
29,000	EUR	RWE, AG#	386,136
			1,309,954

	Total Common Stocks (Cost $430,770,376)		344,190,560

Exchange-Traded Fund (0.4%)
	Other (0.4%)
65,000		iShares MSCI India ETF (Cost $ 1,756,839)	1,843,400

NUMBER OF CONTRACTS			VALUE

Purchased Options (0.0%) #
	Energy (0.0%)
100	Southwestern Energy Company Call, 06/16/17, Strike $9.00		12,900
	Other (0.0%)
		S&P 500 Index
31	Put, 02/28/17, Strike $2,250.00		45,725
28	Put, 02/28/17, Strike $2,200.00		19,880
			65,605
	Total Purchased Options (Cost $255,873)		78,505

NUMBER OF SHARES			VALUE

Short Term Investments (2.8%)
7,041,133		Fidelity Prime Money Market Fund - Institutional Class	7,043,950
7,018,846		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	7,018,846

	Total Short Term Investments (Cost $14,062,791)		14,062,796

TOTAL INVESTMENTS (139.2%) (Cost $772,215,952)			688,052,798

LIABILITIES, LESS OTHER ASSETS (-39.2%)			(193,905,399)

NET ASSETS (100.0%)			$494,147,399

NUMBER OF SHARES		VALUE
Common Stocks Sold Short (-2.5%) #
	Consumer Discretionary (-0.2%)
(18,800)	DISH Network Corp.	$(1,112,396)
	Consumer Staples (-0.3%)
(15,900)	Post Holdings, Inc.	(1,330,512)
	Energy (-0.2%)
(72,463)	Southwestern Energy Company	(652,892)
	Health Care (-0.2%)
(34,300)	Teva Pharmaceutical Industries, Ltd.	(1,146,649)
	Information Technology (-1.6%)
(20,400)	Alibaba Group Holding, Ltd.	(2,066,724)
(62,000)	Ciena Corp.	(1,509,080)
(76,500)	Mentor Graphics Corp.	(2,823,615)
(28,500)	MTS Systems Corp.	(1,655,850)
		(8,055,269)

	Total Common Stocks Sold Short (Proceeds $10,472,206)	(12,297,718)

NUMBER OF CONTRACTS		VALUE
Written Options (0.0%) #
	Energy (0.0%)
200	Southwestern Energy Company Call, 06/16/17, Strike $12.00	(8,200)
	Other (0.0%)
25	S&P 500 Index Put, 02/28/17, Strike $2,100.00	(6,125)
	Total Written Options (Premium $49,815)	(14,325)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $11,027,967.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $256,136,637. $43,648,046 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

7

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

8

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

INTEREST RATE SWAP
COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR quarterly	03/14/17	$34,000,000	$(15,563)
					$ (15,563)

CURRENCY EXPOSURE JANUARY 31, 2017
	Value	% of Total Investments
US Dollar	$471,259,707	69.7%
European Monetary Unit	74,825,299	11.1%
Japanese Yen	39,118,185	5.8%
British Pound Sterling	29,481,785	4.4%
Swiss Franc	20,084,439	3.0%
Canadian Dollar	13,619,474	2.0%
Hong Kong Dollar	9,903,478	1.5%
New Taiwan Dollar	4,101,050	0.6%
Danish Krone	4,056,731	0.6%
South African Rand	2,947,271	0.4%
Australian Dollar	2,623,868	0.4%
Mexican Peso	2,419,275	0.3%
South Korean Won	1,300,193	0.2%
Total Investments Net of Common Stocks Sold Short and Written Options	$675,740,755	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

9

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost basis of investments	$772,215,952
Gross unrealized appreciation	47,834,558
Gross unrealized depreciation	(131,997,712)
Net unrealized appreciation (depreciation)	$(84,163,154)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $132.5 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $132.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus ..80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2017, the average borrowings under the Agreements were $196.0 million. For the period ended January 31, 2017, the average interest rate was 1.51%. As of January 31, 2017, the amount of total outstanding borrowings was $196.0 million ($49.0 million under the BNP Agreement and $147.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2017 was 1.38%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current

Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2017, the Fund used approximately $41.7 million of its cash collateral to offset the SSB Agreement, representing 6.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.75%, which can fluctuate depending on interest rates. As of January 31, 2017, approximately $40.9 million of securities were on loan ($23.1 million of fixed income securities and $17.8 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 5 – Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 6 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$110,981,765	$—	$110,981,765
Convertible Bonds	—	168,952,764	—	168,952,764
U.S. Government and Agency Securities	—	300,240	—	300,240
Convertible Preferred Stocks	30,590,974	17,051,794	—	47,642,768
Common Stocks U.S.	175,858,333	—	—	175,858,333
Common Stocks Foreign	31,705,756	136,626,471	—	168,332,227
Exchange-Traded Funds	1,843,400	—	—	1,843,400
Purchased Options	78,505	—	—	78,505
Short Term Investments	14,062,796	—	—	14,062,796
TOTAL	$254,139,764	$433,913,034	$—	$688,052,798
Liabilities:
Common Stocks Sold Short U.S.	$12,297,718	$—	$—	$12,297,718
Written Options	14,325	—	—	14,325
Interest Rate Swaps	—	15,563	—	15,563
TOTAL	$12,312,043	$15,563	$—	$12,327,606

	TRANSFERS IN	TRANSFERS	TRANSFERS	TRANSFERS
	TO	OUT OF	IN TO	OUT OF
	LEVEL 1*	LEVEL 1**	LEVEL 2**	LEVEL 2*
Investments at Value:
Common Stock Foreign	$14,004,528	$8,599,617	$8,599,617	$14,004,528
TOTAL	$14,004,528	$8,599,617	$8,599,617	$14,004,528

* Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

** Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	March 3, 2017